Loan Servicing Assets	12 Months Ended
Dec. 31, 2019
Mortgage Banking [Abstract]
Loan Servicing Assets

Note 6 – Loan Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $419.4 million and $418.6 million at December 31, 2019 and 2018, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of loan servicing rights follows:

	2019	2018	2017
	(dollars in thousands)
Beginning of year servicing rights:	$1,850	$2,125	$2,271
Amounts capitalized	694	388	587
Amortization	(821)	(663)	(733)
Impairment	—	—	—
End of year	$1,723	$1,850	$2,125

Note 6 – Loan Servicing Assets (Continued)

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2020	$406
2021	352
2022	298
2023	243
2024	188
Thereafter	236
Total	$1,723

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $3.1 million and $3.5 million at December 31, 2019 and 2018, respectively. The key assumptions used to value mortgage servicing rights were as follows:

	2019	2018
Weighted average remaining life	261 months	259 months
Weighted average discount rate	12%	12%
Weighted average coupon	4.04%	4.02%
Weighted average prepayment speed	182%	132%